Income and Expenses Items - Summary of Depreciation, Amortization and Lease Expense Included in Consolidated Income Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Operating Income Expense [Line Items]
Amortization of prepaid land lease payments	$ 38	$ 35	$ 57
Depreciation – investment property	35	35
Operating lease expenses	38	35
Depreciation, amortization and lease expense	5,418	5,465	6,377
Included in cost of sales [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	4,162	4,148	4,633
Amortization – intangible assets	9	9	7
Operating lease expenses	16	15
Included in general and administrative expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	598	657	616
Amortization – intangible assets	34	40	39
Amortization of prepaid land lease payments	38	35	57
Depreciation – investment property	35	35	24
Operating lease expenses	200	201	823
Included in selling expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	141	132	$ 178
Amortization – intangible assets	1
Operating lease expenses	$ 184	$ 193